Discontinued Operations (Schedule Of Estimated Timing Of Payments Of Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Discontinued Operations [Abstract]
2012	$ 826
2013	300
Thereafter	601
Total estimated timing of payments of liabilities related to discontinued operations	$ 1,727